Stock Compensation - Summary of Unvested Restricted Stock Grants (Detail) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested at beginning of period	311	273	179	188
Number of Shares, Granted		155	151	85
Number of Shares, Vested	118	104	47	85
Number of Shares, Forfeited	3	13	10	9
Number of Shares, Unvested at end of period	190	311	273	179
Weighted Average Grant Date Fair Value, Unvested at beginning of period	$ 12.40	$ 11.63	$ 10.39	$ 10.34
Weighted Average Grant Date Fair Value, Granted		$ 13.64	$ 12.59	$ 10.70
Weighted Average Grant Date Fair Value, Vested	$ 12.06	$ 11.78	$ 10.29	$ 10.19
Weighted Average Grant Date Fair Value, Forfeited	$ 10.66	$ 12.12	$ 10.42	$ 10.29
Weighted Average Grant Date Fair Value, Unvested at end of period	$ 12.60	$ 12.40	$ 11.63	$ 10.39